Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Region shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number Of Metropolitan Statistical Areas | Region	5
Loan fees net of costs amortized and included in interest income	$ 39,509	$ 57,424	$ 92,545
Minimum days, related to accrual of interest on discontinued commercial and consumer loans	90 days
Maximum days, related to accrual of interest on discontinued commercial and consumer loans	120 days
Recorded investment of consumer mortgage loans	$ 142	1,309
Real estate acquired in foreclosure or other settlement of loans	2,615	2,052
Advertising Expense	9,330	8,160	5,781
Amortization expense on intangible assets	5,116	5,516	5,908
Total goodwill	1,888,889	1,888,889
Stock based compensation expense	$ 12,463	$ 9,881	$ 8,018
Antidilutive stock options and restricted stock outstanding shares | shares	1,410,389	656,432	1,024,612
Allowances for credit losses on securities held to maturity	$ 17	$ 18
Allowance for credit losses on securities held for sale	0	$ 0
Allowance for credit loss on accrued interest receivable	$ 0
Minimum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Intangible assets amortization period	1 year
Maximum [Member] | Core Deposit Intangible Assets [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Intangible assets amortization period	10 years
Furniture, Fixtures and Equipment [Member] | Minimum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Bank premises and equipment, useful life	3 years
Furniture, Fixtures and Equipment [Member] | Maximum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Bank premises and equipment, useful life	15 years
Buildings and Improvements [Member] | Minimum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Bank premises and equipment, useful life	5 years
Buildings and Improvements [Member] | Maximum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Bank premises and equipment, useful life	40 years